Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2022, 2021, and 2020, and our financial performance for each such fiscal year:

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”) ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ in thousands)	Adjusted FFO per Share ($)(3)
					TSR ($)	Peer Group TSR ($)(2)
2022	6,847,851	6,720,807	1,840,005	1,829,604	120	102	54,529	1.82
2021	8,807,044	12,491,228	3,032,600	3,704,836	120	120	17,233	1.79
2020	5,517,111	2,724,038	1,216,499	781,462	N/A	N/A	5,462	1.69

Company Selected Measure Name	Adjusted FFO
Named Executive Officers, Footnote [Text Block]

Year	PEO	Non-PEO NEOs
2022	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady
2021	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady
2020	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the average TSR (the “Peer Group TSR”) for the following peer companies: Acadia Realty Trust; American Assets Trust, Inc.; Brixmor Property Group Inc.; Federal Realty Investment Trust; InvenTrust Properties Corp.; Kimco Realty Corporation; Kite Realty Group Trust; Regency Centers Corporation; Retail Opportunity Investments Corp.; SITE Centers Corp.; and Spirit Realty Capital, Inc. (the “Peer Group”) with an initial investment of $100 on July 15, 2021, the first day on which our common stock began trading on Nasdaq
PEO Total Compensation Amount	$ 6,847,851	$ 8,807,044	$ 5,517,111
PEO Actually Paid Compensation Amount	$ 6,720,807	12,491,228	2,724,038
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year. An IPO Award was granted to all PECO associates at the time of our IPO in 2021, with a grant date fair value of $28.00 per share awarded. These awards are one-time in nature and the values reflected above include the change in fair value from time of grant to end of period. The change in our closing share prices for each period end is noted below in footnote “c.”

Year	PEO	Non-PEO NEOs
2022	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady
2021	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady
2020	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2022		2021		2020
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(4,137,071)	$(880,326)	$(5,802,345)	$(2,018,831)	$(2,924,995)	$(357,334)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End (a) (b)	3,897,659	808,373	6,957,596	2,233,620	2,305,739	281,682
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date (a)	507,744	153,753	114,155	134,122	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End (a) (c)	(404,435)	(100,186)	2,134,697	293,502	(2,069,632)	(334,456)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date (a)	9,059	7,985	280,081	29,823	(104,185)	(24,929)
Total Adjustments	$(127,044)	$(10,401)	$3,684,184	$672,236	$(2,793,073)	$(435,037)
a.Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely time-vesting RSUs/Class B Units, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance-based 2020 and 2021 RSUs/Class C Units (excluding any market-based awards), the same valuation methodology as time-vesting RSUs/Class B Units above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for 2022 market-based performance awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For additional information on the valuation assumptions, please refer to Note 13 to the consolidated financial statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022.
b.The material differences in assumptions from the grant date values are as follows: (i) Monte Carlo valuation as of December 31, 2022 was $31.04 for time-vesting LTIPs, compared to $29.46 at grant date; and $24.24 for performance-based LTIPs, compared to $22.31 at grant date; and (ii) changes in the probability assumptions and closing price per share as of December 31, 2021 and December 31, 2020. The 2020 performance-based LTIPs had a probable outcome at grant date of 100% compared to 175% at December 31, 2021. There was no change in the probability assumption for the 2021 performance-based LTIP units.
	c.Closing price per share as of December 31, 2022, 2021, 2020, and 2019 was $31.84, $33.04, $26.25, and $33.30, respectively.
Non-PEO NEO Average Total Compensation Amount	$ 1,840,005	3,032,600	1,216,499
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,829,604	3,704,836	781,462
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year. An IPO Award was granted to all PECO associates at the time of our IPO in 2021, with a grant date fair value of $28.00 per share awarded. These awards are one-time in nature and the values reflected above include the change in fair value from time of grant to end of period. The change in our closing share prices for each period end is noted below in footnote “c.”

Year	PEO	Non-PEO NEOs
2022	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady
2021	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady
2020	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2022		2021		2020
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(4,137,071)	$(880,326)	$(5,802,345)	$(2,018,831)	$(2,924,995)	$(357,334)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End (a) (b)	3,897,659	808,373	6,957,596	2,233,620	2,305,739	281,682
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date (a)	507,744	153,753	114,155	134,122	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End (a) (c)	(404,435)	(100,186)	2,134,697	293,502	(2,069,632)	(334,456)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date (a)	9,059	7,985	280,081	29,823	(104,185)	(24,929)
Total Adjustments	$(127,044)	$(10,401)	$3,684,184	$672,236	$(2,793,073)	$(435,037)
a.Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely time-vesting RSUs/Class B Units, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance-based 2020 and 2021 RSUs/Class C Units (excluding any market-based awards), the same valuation methodology as time-vesting RSUs/Class B Units above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for 2022 market-based performance awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For additional information on the valuation assumptions, please refer to Note 13 to the consolidated financial statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022.
b.The material differences in assumptions from the grant date values are as follows: (i) Monte Carlo valuation as of December 31, 2022 was $31.04 for time-vesting LTIPs, compared to $29.46 at grant date; and $24.24 for performance-based LTIPs, compared to $22.31 at grant date; and (ii) changes in the probability assumptions and closing price per share as of December 31, 2021 and December 31, 2020. The 2020 performance-based LTIPs had a probable outcome at grant date of 100% compared to 175% at December 31, 2021. There was no change in the probability assumption for the 2021 performance-based LTIP units.
	c.Closing price per share as of December 31, 2022, 2021, 2020, and 2019 was $31.84, $33.04, $26.25, and $33.30, respectively.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR and our Peer Group TSR, in each case, for the fiscal years ended December 31, 2021 and 2022; and (ii) our net income and (iii) our Adjusted FFO, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested. Our common stock began trading on Nasdaq on July 15, 2021, and thus all TSR amounts are calculated with the $100 investment using the closing market price of our common stock on its first day of trading.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR and our Peer Group TSR, in each case, for the fiscal years ended December 31, 2021 and 2022; and (ii) our net income and (iii) our Adjusted FFO, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested. Our common stock began trading on Nasdaq on July 15, 2021, and thus all TSR amounts are calculated with the $100 investment using the closing market price of our common stock on its first day of trading.

Tabular List [Table Text Block]
Important Financial Performance Measures for Pay Versus Performance
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022:
•Adjusted FFO per share;
•Same-Center NOI growth;
•Relative TSR;
•Leased occupancy for our portfolio;
•ABR per leased square foot growth; and
•Net acquisition activity.

Total Shareholder Return Amount	$ 120	120
Peer Group Total Shareholder Return Amount	102	120
Net Income (Loss)	$ 54,529,000	$ 17,233,000	$ 5,462,000
Company Selected Measure Amount | $ / shares	1.82	1.79	1.69
PEO Name	Jeffrey S. Edison	Jeffrey S. Edison	Jeffrey S. Edison
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted FFO
Non-GAAP Measure Description [Text Block]	Adjusted FFO is a non-GAAP measure calculated from Nareit FFO and Core FFO. Nareit FFO is a non-GAAP financial performance measure that is widely recognized as a measure of REIT operating performance and Core FFO includes certain non-comparable items that affect our performance over time. We believe Adjusted FFO provides further insight into our portfolio performance by focusing on the revenues and expenditures directly involved in our operations and the management of our entire real estate portfolio. For a reconciliation of how we calculate Nareit FFO, Core FFO, Adjusted FFO, and Same-Center NOI from GAAP Net Income, please see Annex A.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Same-Center NOI growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Leased occupancy for our portfolio
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	ABR per leased square foot growth
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Net acquisition activity
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (127,044)	$ 3,684,184	$ (2,793,073)
PEO [Member] | Deductions For Amounts Reported Under Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,137,071)	(5,802,345)	(2,924,995)
PEO [Member] | Increase In Fair Value Of Awards Granted That Are Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,897,659	6,957,596	2,305,739
PEO [Member] | Increase In Fair Value Of Awards Granted Vested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	507,744	114,155	0
PEO [Member] | Increase (Decrease) For Awards Granted During Period Outstanding As Of Year End With Change In Value From Prior Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(404,435)	2,134,697	(2,069,632)
PEO [Member] | Increase (Decrease) For Awards Granted During Prior Year That Vested During Fiscal Year With Change In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,059	280,081	(104,185)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,401)	672,236	(435,037)
Non-PEO NEO [Member] | Deductions For Amounts Reported Under Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(880,326)	(2,018,831)	(357,334)
Non-PEO NEO [Member] | Increase In Fair Value Of Awards Granted That Are Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	808,373	2,233,620	281,682
Non-PEO NEO [Member] | Increase In Fair Value Of Awards Granted Vested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	153,753	134,122	0
Non-PEO NEO [Member] | Increase (Decrease) For Awards Granted During Period Outstanding As Of Year End With Change In Value From Prior Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(100,186)	293,502	(334,456)
Non-PEO NEO [Member] | Increase (Decrease) For Awards Granted During Prior Year That Vested During Fiscal Year With Change In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,985	$ 29,823	$ (24,929)